Acquisition - Additional Information (Detail) CAD / shares in Units, CAD in Millions, $ in Billions		7 Months Ended	12 Months Ended
	May 17, 2017 CAD shares CAD / shares	Dec. 31, 2017 CAD	Dec. 31, 2017 CAD	May 17, 2017 USD ($) shares	Aug. 31, 2015 CAD
Disclosure Of Business Combinations [Line Items]
Revaluation (Gain)			CAD 2,555
Transaction Costs			56
Debt issuance costs related to acquisition financing	CAD 72
Acquisition related costs, transitional services agreement			40
Refining and Marketing [Member]
Disclosure Of Business Combinations [Line Items]
Cash consideration for acquisition					CAD 75
Change in decommissioning liabilities					4
Working capital assumed					1
Net transportation commitments assumed					CAD 92
Committed Asset Sale Bridge Credit Facility [Member]
Disclosure Of Business Combinations [Line Items]
Borrowings	CAD 3,600	CAD 3,600	CAD 3,600
FCCL [Member]
Disclosure Of Business Combinations [Line Items]
Percentage of ownership interest acquired	50.00%			50.00%
Description of acquiree			On May 17, 2017, Cenovus acquired ConocoPhillips’ 50 percent interest in FCCL and the majority of ConocoPhillips’ Deep Basin Assets in Alberta and British Columbia (the “Acquisition”).
Revaluation (Gain)	CAD 2,600
Fair value of acquired accounts receivables and accrued revenues	980
Acquired accounts receivables and accrued revenues collected			CAD 964
Non-cash revaluation gain, after tax	1,900
Carrying value of assets	9,700
Change in decommissioning liabilities	277
FCCL and Deep Basin Acquisition [Member]
Disclosure Of Business Combinations [Line Items]
Increase in purchase price allocation of property plant and equipment	912
Increase in purchase price allocation of accounts receivable and accrued revenues	16
Increase in purchase price allocation of inventory	56
Decrease in purchase price allocation of exploration and evaluation assets	822
Decrease in goodwill	2,030
Revaluation (Gain)	2,555
Increase to deferred income tax liability	CAD 9
ConocoPhillips Company and Certain of its Subsidiaries [Member]
Disclosure Of Business Combinations [Line Items]
Cash transferred from cash and cash equivalents | $				$ 10.6
Consideration transferred as common shares | shares	208,000,000			208,000,000
Contingent payments period	five years
Common stock price per share | CAD / shares	CAD 12.40
Average crude oil price per barrel	52.00
Quarterly contingent payment	6
Contingent payment percentage	2.9
Estimated contingent payment	CAD 361
Fair Value of Pre-Existing 50 Percent Ownership Interest in FCCL	12,347
Transaction Costs	56
Transition services agreement period			nine months
Revenue		3,300
Net earnings		CAD 172
Proforma revenue			CAD 19,000
Proforma net earnings			CAD 3,500
Cash consideration for acquisition	CAD 15,005
ConocoPhillips Company and Certain of its Subsidiaries [Member] | Bottom of range [Member]
Disclosure Of Business Combinations [Line Items]
Contingent payment percentage	80
ConocoPhillips Company and Certain of its Subsidiaries [Member] | Top of range [Member]
Disclosure Of Business Combinations [Line Items]
Contingent payment percentage	85